Condensed Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total		Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Dean Foods' Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interest [Member]
Beginning balance at Dec. 31, 2009	$ 1,153,901						$ 1,141,224	$ (2,629)	$ 15,306
Net income (loss)	79,098						79,098
Change in Dean Foods' net investment	(92,542)						(92,542)
Share-based compensation funded by Dean Foods	6,788						6,788
Capital contribution from non-controlling interest	7,992								7,992
Net income (loss) attributable to non-controlling interest	(8,735)								(8,735)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(834)							(834)
Foreign currency translation adjustment	(21,205)							(21,205)
Ending balance at Dec. 31, 2010	1,124,463						1,134,568	(24,668)	14,563
Net income (loss)	107,395						107,395
Change in Dean Foods' net investment	(75,955)						(75,955)
Share-based compensation funded by Dean Foods	6,246						6,246
Capital contribution from non-controlling interest	6,754								6,754
Net income (loss) attributable to non-controlling interest	(16,550)								(16,550)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(140)							(140)
Foreign currency translation adjustment	(11,786)							(11,786)
Change in fair value of derivative instruments, net of tax	259							259
Ending balance at Dec. 31, 2011	1,140,686						1,172,254	(36,335)	4,767
Net income (loss)	31,308						31,308
Change in Dean Foods' net investment	(13,484)						(13,484)
Share-based compensation funded by Dean Foods	1,919						1,919
Distribution to non-controlling interest due to wind-down of joint venture	(4,767)								(4,767)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(26)							(26)
Foreign currency translation adjustment	12,365							12,365
Change in fair value of derivative instruments, net of tax	(308)							(308)
Ending balance at Mar. 31, 2012	1,167,693						1,191,997	(24,304)
Beginning balance at Dec. 31, 2011	1,140,686						1,172,254
Net income (loss)	95,608						95,608
Ending balance at Oct. 31, 2012
Beginning balance at Dec. 31, 2011	1,140,686						1,172,254	(36,335)	4,767
Net income (loss)	113,694
Change in Dean Foods' net investment	(850,373)						(850,373)
Share-based compensation funded by Dean Foods	7,473						7,473
Issuance of common stock in connection with the initial public offering, net of offering costs	367,540		230		367,310
Conversion of Dean Foods' net investment into common stock				1,500	423,462		(424,962)
Share-based compensation post-initial public offering	2,056				2,056
Capital contribution from non-controlling interest	1,932								1,932
Net income (loss) attributable to non-controlling interest	1,279								1,279
Distribution to non-controlling interest due to wind-down of joint venture	(7,978)								(7,978)
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	(999)							(999)
Foreign currency translation adjustment	10,199							10,199
Change in fair value of derivative instruments, net of tax	(553)							(553)
Ending balance at Dec. 31, 2012	784,956		230	1,500	792,828			(27,688)
Beginning balance at Oct. 31, 2012
Net income (loss)	18,086					18,086
Ending balance at Dec. 31, 2012	784,956				792,828	18,086		(27,688)
Net income (loss)	23,998					23,998
Share-based compensation funded by Dean Foods	7,005				7,005
Contributions to equity	34,107				34,107
Other comprehensive income (loss):
Change in minimum pension liability, net of tax	54	[1]						54
Foreign currency translation adjustment	(15,523)							(15,523)
Change in fair value of derivative instruments, net of tax	85	[2]						85
Ending balance at Mar. 31, 2013	$ 834,682		$ 230	$ 1,500	$ 833,940	$ 42,084		$ (43,072)

[1]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."
[2]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."